Note 8. Income Taxes (Details) - Deferred Income Taxes (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for doubtful accounts	$ 57,000	$ 70,000	$ 83,000
Warranty provision	29,000	28,000	35,000
Inventory reserve	589,000	554,000	627,000
Property, plant, equipment and software, principally depreciation	139,000	128,000	126,000
Net operating loss carry forwards	2,345,000	2,402,000	2,504,000
Alternative minimum tax credit carry forwards	148,000	136,000	136,000
Other	7,000	107,000	85,000
Total gross deferred tax assets	3,314,000	3,425,000	3,596,000
Less valuation allowance	(2,303,000)	(2,528,000)	(2,697,000)
Total deferred tax assets	1,011,000	897,000	899,000
Deferred tax liabilities:
Goodwill	514,000	428,000	428,000
Total deferred tax liabilities	514,000	428,000	428,000
Net deferred taxes	$ 497,000	$ 469,000	$ 471,000